Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax [Line Items]
Unused tax losses		$ 58,224,610	$ 70,645,159
Aggregate amount	$ 32,753,721	26,692,435	38,395,574
Deductible temporary differences	18,659,174	9,811,082	9,930,252
Aggregate amount of temporary investment	363,858	379,325	328,824
Deferred tax liabilities recognised	2,292	$ 5,316	$ 1,247
Tax Authorities [Member]
Income Tax [Line Items]
Unused tax losses	$ 62,470,655
Hong Kong [Member]
Income Tax [Line Items]
Income tax rate	16.50%
Singapore [Member]
Income Tax [Line Items]
Income tax rate		17.00%
Taiwan [Member]
Income Tax [Line Items]
Income tax rate			20.00%
Philippines [Member]
Income Tax [Line Items]
Income tax rate	25.00%	20.00%
Malaysia [Member]
Income Tax [Line Items]
Income tax rate			24.00%